Gold prepayment liability (Tables)	12 Months Ended
Dec. 31, 2022
Gold Prepayment Liabilities Disclosure [Abstract]
Disclosure of detailed information about gold prepayment liabilities [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Current	$71,208	$71,394
Non-current	-	68,614
	$71,208	$140,008

Disclosure of detailed information about changes in gold prepayment liabilities [Table Text Block]
Balance, January 1, 2021	$137,031
Change in fair value recorded in profit or loss	293
Change in fair value recorded in other comprehensive income	2,684
Balance, December 31, 2021	$140,008
Change in fair value recorded in income statement (note 6g)	3,426
Change in fair value recorded in other comprehensive income	(512)
Repayments	(71,714)
Balance, December 31, 2022	$71,208